Notes Related to the Consolidated Statement of Income (Loss) - Summary of Number of Outstanding Free Share (Detail) - Free Shares (“AGA”) Plan [member] - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information of operating income loss [line items]
Outstanding, beginning balance	342,020	217,447	111,261
Granted during the year	431,291	154,440	114,777
Forfeited during the year	(124,966)	(27,391)	(1,017)
Acquired during the year		(2,476)	(7,574)
Outstanding, ending balance	648,345	342,020	217,447